DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Subtotal (excluding lessor VIE debt)	$ (715,913)	$ (1,054,227)
Total debt	(1,210,279)	(1,651,507)
Deferred finance charges	20,955	28,207
Total debt, net of deferred financing costs	(1,189,324)	(1,623,300)
Revolving credit facility | Gimi facility
Debt Instrument [Line Items]
Total debt	(535,000)	(410,000)
Long-term debt | Unsecured Bonds
Debt Instrument [Line Items]
Total debt	(159,029)	(299,403)
Secured debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt	(21,884)	(29,178)
Secured debt | CSSC VIE debt - FLNG Hilli facility
Debt Instrument [Line Items]
Total debt	(494,366)	(597,280)
Convertible debt | 2017 Convertible bonds
Debt Instrument [Line Items]
Total debt	$ 0	$ (315,646)